INCOME TAX (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF DEFERRED TAX ASSETS [Table Text Block]
	As of December 31,
	2011	2010
Current deferred tax assets:
Payroll deductible in next year	$65,964	$74,976
Total current deferred tax assets	65,964	74,976
Non-current deferred tax assets:
Depreciation of fixed assets	53,864	-
Total non-current deferred tax assets	53,864	-
Total deferred tax assets	$119,828	$74,976

Non-current deferred tax liabilities:
Depreciation of fixed assets	$-	$170,686
Total deferred tax liabilities	$-	$170,686

Net current deferred tax assets	65,964	74,976
Net non-current deferred tax assets	53,864	-
Net non-current deferred tax liabilities	-	170,686

	September 30, 2012	December 31,2011
	(Unaudited)
Current deferred tax assets:
Expenses deductible in next period	$90,915	$65,964
Total current deferred tax assets	90,915	65,964
Non-current deferred tax assets:
Depreciation of fixed assets	119,192	53,864
Total non-current deferred tax assets	119,192	53,864
Total deferred tax assets	$210,107	$119,828

SCHEDULE OF INCOME TAX RATE RECONCILIATION [Table Text Block]
	Year ended December 31,
	2011		2010
US statutory rates	34.0%		34.0%
Tax rate difference	(9.0%	)	(9.0%	)
Non deductible expense/(non-taxable income)	(1.1%	)	0.8%

Tax per financial statements	23.9%		25.8%

	2012		2011
	(Unaudited)		(Unaudited)
US statutory rates	34.0%		34.0%
Tax rate difference	( 9.0%	)	( 9.0%	)
Non deductible expense	4.1%		0.6%
Tax per financial statements	29.1%		25.6%